Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2022
Convertible Redeemable Preferred Shares [Abstract]
Convertible Redeemable Preferred Shares
21.	Convertible Redeemable Preferred Shares
The following table summarizes the issuances of convertible redeemable Preferred Shares with proceeds of the Group:

Series	Issuance Date	Shares Issued after Share Spilt	Issue Price per Share	Net Proceeds from Issuance
			RMB	RMB’000
A	June 9, 2017	27,567,750	6.08	168,000
A	November 27, 2017	50,540,875	6.08	308,000
A1	January 5, 2018	67,802,375	6.80	460,000
A2	January 5, 2018	11,671,400	8.56	100,000
B	March 26, 2018	160,481,700	13.72	2,200,000
B1	August 1, 2018	133,272,750	21.76	2,900,000
B2	August 1, 2018	38,163,575	25.04	955,000
C	December 2, 2019	79,590,650	26.48	2,107,860
C	April 10, 2020	26,137,425	27.00	693,123
C	May 11, 2020	795,907	27.00	21,231
C	May 26, 2020	318,363	27.00	8,555
C	July 22, 2020, July 24, 2020, July 29, 2020, August 6, 2020	207,588,515	30.00	6,271,720
The key terms of the Series A Preferred Shares, Series A1 Preferred Shares, Series A2 Preferred Shares, Series B Preferred Shares, Series B1 Preferred Shares, Series B2 Preferred Shares and Series C Preferred Shares (collectively referred as the “Preferred Shares”) are summarized as follows.
Conversion feature
Each Preferred Share shall automatically be converted into Class A Ordinary Shares at the Conversion Price at the time in effect immediately upon the earlier of (a) the consummation of a Qualified IPO; or (b) the date specified by written consent or agreement of 80% holders of each series.
The initial conversion ratio of Preferred Shares to ordinary shares shall be 1:1, subject to adjustments in the event of (i) reorganizations, mergers, consolidations or sales of Assets, (ii) certain issuances of shares below the Conversion Price, (iii) share dividends, subdivisions and combinations of Class A ordinary shares, (iv) other distributions or (v) reclassification or recapitalization of Class A ordinary shares.
The Company determined that there were no beneficial conversion features identified for any of the Preferred Shares during any of the periods. In making this determination, the Company compared the fair value of the ordinary shares into which the Preferred Shares are convertible with the respective effective conversion price at the issuance date. To the extent a conversion price adjustment occurs, as described above, the Company will re-evaluate
whether or not a beneficial conversion feature should be recognized.
Redemption feature
Issuance of Series C, Series B1 and B2 and Series B Preferred Shares
Upon issuance of Series C, Series B1 and B2 and Series B Preferred Shares, the Company shall redeem, all of the outstanding Preferred Shares held by the requesting holder upon the written request of such holder, at any time after the earliest to occur of: (1) the Company fails to complete a Qualified IPO on or prior to April 16, 2025; (2) a breach by any of the Company, Principal Shareholders or the ESOP Holdco, where applicable, of its obligations that will have a material adverse effect to the Group; (3) A certain shareholder having requested the Company to redeem all or a portion of its shares after the occurrence of the Company’s failure to cure, within a reasonable cure period, after the occurrence of a breach by any of the Company, Principal Shareholders or the ESOP Holdco, if where applicable, of its obligations under the specified agreements has, individually or together, caused a material adverse effect on the certain shareholder’s business, goodwill, or brand (“A Certain Shareholder Redemption Event”).

The redemption amount payable for each Preferred Share upon exercise of the redemption option by the holder, will be an amount equal to the greater of (a) 120% of the Original Issue Price of such Share, or (b) 100% of Original Issue Price plus compounded accrued daily interest (on the basis of a
365-day
year basis) at a rate of twelve percent (12%) per annum. Upon the issuance of Series C, the redemption amount payable for each Preferred Share will be an amount equal to the greater of (a) 120% of the Original Issue Price, plus any dividends declared but unpaid thereon, of such Share, and (b) 100% of Original Issue Price plus compounded accrued daily interest (on the basis of a
365-day
year basis) at a rate of twelve percent (12%) per annum. Upon a redemption event, Series C Preferred Shares shall rank senior to Series B1 and Series B2 Preferred Shares, Series B1 and Series B2 Preferred Shares (the redemption of the Series B2 Preferred Shares shall rank pari passu with the redemption of Series B1 Preferred Shares) shall rank senior to Series B Preferred Shares. Series B Preferred Shares shall rank senior to Series A, Series A1 and Series A2 Preferred Shares. Series A, Series A1 and A2 Preferred Shares (the redemption of the Series A, Series A1 and Series A2 Preferred Shares shall rank pari passu with each other) shall rank senior to ordinary shares.
If any holder of outstanding Preferred Shares chooses to redeem and the Company does not have sufficient funds to pay the Redemption Price, such holder may sell its interests to a third party. If the aggregate price of the Redemption Shares in such sale to third party is less than the Redemption Price of such Redemption Shares, the Company shall be obligated to pay to the Selling Holder the excess, if any, of the Redemption Price over the aggregate price of the Redemption Shares.
Issuance of Series A1 Preferred Shares and Series A2 Preferred Shares
Prior to the issuance of Series A1 and A2 Preferred Shares, the Company shall redeem, at the option of the holder, all of the outstanding Preferred Shares held by the requesting holder, at any time after the earliest to occur of (1) a breach by any of the Company, the principal shareholders of its obligations under the transaction documents, individually or together with other breaches by the foregoing Persons of their obligations under the transaction documents, have a material adverse effect to the Company and other members within the Group; (2) any sale, conveyance, lease or disposition of all or substantially all of the Group’s assets to a third party other than an entity within the Group; (3) any acquisition, amalgamation, scheme of arrangement or merger of the Company or other entity within the Group, which the Persons having Control over the Company or such other entity within the Group will discontinue to have Control over the surviving entity; and (4) A Certain Shareholder Redemption Event.
Upon issuance of Series A1 Preferred Shares and Series A2 Preferred Shares, the Company shall redeem, at the option of any holder of outstanding Preferred Shares, all of the outstanding Preferred Shares held by the requesting holder, at any time after the earliest to occur of (1) a breach by any of the Company, the principal shareholders of its obligations under the transaction documents, individually or together with other breaches by the foregoing Persons of their obligations under the transaction documents, have a material adverse effect to the company and other members within the Group; or (2) A Certain Shareholder Redemption Event.
The redemption amount payable for each Preferred Share will be an amount equal to the greater of (a) 120% of the Original Issue Price, plus any dividends declared but unpaid thereon, of such Share, and (b) 100% of Original Issue Price plus compounded accrued daily interest (on the basis of a
365-day
year basis) at a rate of twelve percent (12%) per annum.

Liquidation preferences
In the event of any liquidation, the holders of Preferred Shares have preference over holders of ordinary shares with respect to payment of dividends and distribution of assets. Upon Liquidation Event, Series C Preferred Shares shall rank senior to Series B1 and Series B2 Preferred Shares, Series B1 and Series B2 Preferred Shares (the liquidation preference of the Series B2 Preferred Shares shall rank pari passu with the liquidation preference of Series B1 Preferred Shares) shall rank senior to Series B Preferred Shares. Series B Preferred Shares shall rank senior to Series A, Series A1 and Series A2 Preferred Shares. Series A, Series A1 and A2 Preferred Shares (the liquidation preference of the Series A, Series A1 and Series A2 Preferred Shares shall rank pari passu with each other) shall rank senior to ordinary shares.
The holders of Preferred Shares and the ordinary shares shall be entitled to receive an amount per share equal to the greater of (a) 120% of the Original Issue Price, plus any dividends declared but unpaid thereon, of such Share, and (b) 100% of Original Issue Price plus compounded accrued daily interest (on the basis of a
365-day
year basis) at a rate of twelve percent (12%) per annum.
After setting aside or paying in full the aggregate Liquidation Preference Amount of the Series C Preferred Shares, the Series B2 Preferred Shares, the Series B1 Preferred Shares, the Series B Preferred Shares, the Series A2 Preferred Shares, the Series A1 Preferred Shares, the Series A Preferred Shares and the Ordinary Shares, the remaining assets of the Company available for distribution to Shareholders, if any, shall be distributed to the holders of Class A and Class B Ordinary Shares and Preferred Shares on a pro rata basis, based on the number of Shares then held by each holder on an as converted basis.
Dividends rights
Each holder of Preferred Shares shall be entitled to receive, prior and in preference to any declaration or payment of any cash or non-cash
dividend on the Ordinary Shares, but pari passu with other holders of Preferred Shares, noncumulative dividends at a simple rate of four percent (4%) per annum of the Original Issue Price of such Preferred Shares on each such Preferred Share held by such holder, payable when, as and if declared by the Board. Notwithstanding the foregoing, if the Board shall declare dividends on Ordinary Shares, each holder of any Preferred Shares shall be entitled to receive the higher of (i) four percent (4%) of the Original Issue Price of such Preferred Share, and (ii) the amount of dividends in respect of the Ordinary Shares into which such Preferred Share is then convertible.
Voting rights
The holders of the Preferred Shares shall have the right to one vote for each ordinary share into which each outstanding Preferred Share held could then be converted. The holders of the Preferred Shares vote together with the Ordinary Shareholders, and not as a separate class or series, on all matters put before the shareholders. The holders of the Preferred Shares are entitled to appoint a total of 4 out of 7 directors of the Board.
Conversion upon IPO
Upon the completion of the Company’s IPO, all the issued and outstanding Preferred Shares were converted into Ordinary Shares.
Accounting for a put option of an investor
In April 2020, the Company issued certain Series C to an investor, which is a fund (“Investor Fund”) owned by a partnership. As part of the arrangement, the Company provided a put option to a limited partner (“LP”) of the Investor Fund pursuant to which the LP shall have the right to redeem its LP interests in the Investor Fund (not Series C issued by the Company) with the principal amounting to RMB300,000 plus 8% annualized interest (“Fund Redemption Price”) in the event the Company was not able to reach a business agreement with the LP on or before December 31, 2020. The redemption right of the LP is accounted for as a freestanding put option at fair value, which was immaterial as of December 31, 2020. On February 28, 2021, the put option became due and invalid and the LP did not exercise its redemption right.

The Company’s Preferred Shares activities for the year ended December 31, 2020, before their conversion into ordinary shares of the Company, are summarized below:

	Redeemable Ordinary Shares		Series A		Series A1		Series A2		Series B		Series B1		Series B2		Series C		Total
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)
Balances as of December 31, 2019	—	—	78,108,625	597,559	67,802,375	559,654	11,671,400	121,257	160,481,700	2,562,098	133,272,750	3,080,443	35,965,675	952,068	79,590,650	1,820,399	566,893,175	9,693,478

Issuance of Preferred Shares of Series C	—	—	—	—	—	—	—	—	—	—	—	—	—	—	234,840,210	6,639,361	234,840,210	6,639,361
Accretion on Preferred Shares to Redemption Value post Extinguishment	—	—	—	64,863	—	60,854	—	13,635	—	332,743	—	586,803	—	186,043	—	912,803	—	2,157,744
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	—	—	(78,108,625)	(662,422)	(67,802,375)	(620,508)	(11,671,400)	(134,892)	(160,481,700)	(2,894,841)	(133,272,750)	(3,667,246)	(35,965,675)	(1,138,111)	(314,430,860)	(9,372,563)	(801,733,385)	(18,490,583)

Balances as of December 31, 2020	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Upon the completion of the Company’s IPO on NYSE in August 2020, all the outstanding Preferred Shares were converted into Ordinary Shares.
No mezzanine equity was recognized as of December 31, 2021 and 2022.